Trade Payables - Summary of Trade Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade payables [line items]
Trade payables	$ 6,327	$ 5,767
Third Parties In Brazil [member]
Disclosure of trade payables [line items]
Trade payables	4,008	3,671
Third Parties Abroad [member]
Disclosure of trade payables [line items]
Trade payables	1,572	1,380
Related parties [member]
Disclosure of trade payables [line items]
Trade payables	$ 747	$ 716